PERSONNEL EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Salaries	$ 659,000	$ 689,000	$ 518,000
Stock-based compensation	1,417,000	3,011,000	3,883,000
General and Adminstrative [Member]
Statement [Line Items]
Salaries	98,000	90,000	95,000
Stock-based compensation	$ 702,000	$ 1,839,000	$ 2,064,000